Share-Based Compensation (Details Narrative) - USD ($)		6 Months Ended
	Apr. 22, 2026	Jun. 30, 2026	Jan. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing market price			$ 0.203
2026 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares issued	709,740	709,740
Stock-based compensation		$ 5,223,686
Closing market price		$ 7.36
Weighted average number of shares outstanding		709,740
2026 Equity Incentive Plan [Member] | Four Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common shares issued	177,435